Management, performance and founders fees (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Third Point Advisors LLC
Related Party Transaction [Line Items]
Annual investment performance fee	20.00%		20.00%		20.00%
TP LLC and Various Third Point Re Founders
Related Party Transaction [Line Items]
Annual investment management fee	2.00%		2.00%		2.00%
Performance fees due under the Investment Agreement
Related Party Transaction [Line Items]
Non-controlling interests related to the performance fee payable to Third Point Advisors LLC					$ 62,996	$ 33,900
Net investment income
Related Party Transaction [Line Items]
Investment fee expenses	8,440	19,558	46,630	57,750	87,333	50,211
Net investment income | Third Point LLC
Related Party Transaction [Line Items]
Investment fee expenses	1,290	978	3,718	2,497	3,651	2,444
Net investment income | Founders
Related Party Transaction [Line Items]
Investment fee expenses	7,315	5,545	21,075	14,149	20,686	13,854
Net investment income | Third Point Advisors LLC
Related Party Transaction [Line Items]
Investment fee expenses	(165)	13,035		41,104		33,913
Net investment income | Performance fees due under the Investment Agreement | Third Point Advisors LLC
Related Party Transaction [Line Items]
Investment fee expenses			$ 21,837